Leases (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Right of use of assets, beginning balance	$ 0	$ 3,251,638	$ 1,735,346
Effect of foreign exchange rate changes			11,428
Additions			3,330,947
Impairment of ROU asset			(1,276,779)
Disposal - ROU asset	(3,330,947)		(466,839)
Disposal - Accumulated amortization on ROU asset	264,362		339,519
Amortization on ROU asset	(185,053)		(421,984)
Right of use of assets, Ending balance	$ 0	$ 0	$ 3,251,638	$ 1,735,346